FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2004

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the
           person signing this report is authorized to submit it, that all information contained herein is true, correct and
          complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered
                          integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Principal
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
-------------------------------------
(Signature)

New York, New York
-------------------------------------
(City, State)

November 12, 2004
-------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 89

Form 13F Information Table Value Total: $800,395 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None



NON-CONFIDENTIAL                                                FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 9/30/04                       Name of Reporting Manager:  Sandell Asset Management

                                                                                                                 Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:    Item 6:   Item 7:  Voting Authority (Shares)
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or Investment Managers    (a)      (b)     (c)
                                                   Number       Value   Principal  Discretion   See       Sole   Shared    None
                                                              (X$1000)    Amount              Instr.V

ABGENIX INC                     NOTE 3.5% 3/1    00339B-AB-3     932  1,000,000 NOTE   SOLE                   -       -      -
AEP INDUSTRIES INC                  COM          001031-10-3     332     31,000 SHS    SOLE              31,000       -      -
AES CORP                            COM          00130H-10-5     500     50,000 SHS    SOLE              50,000       -      -
AIM SELECT REAL ESTATE INCOME FUND  COM          00888R-10-7     255     15,769 SHS    SOLE              15,769       -      -
AIRGATE PCS INC                     COM          009367-30-1   1,356     69,200 SHS    SOLE              69,200       -      -
ALCATEL SA ADR                      SPON ADR     013904-30-5   1,233    105,076 SHS    SOLE             105,076       -      -
AMEREN CORP                         COM          023608-10-2     923     20,000 SHS    SOLE              20,000       -      -
AMKOR TECHNOLOGY INC.               COM          031652-10-0   4,015  1,100,000 SHS    SOLE           1,100,000       -      -
ANGLOGOLD ASHANTI LTD             SPON ADR       035128-20-6   1,751     45,000 SHS    SOLE              45,000       -      -
AQUILA INC                          COM          03840P-10-2   1,560    500,000 SHS    SOLE             500,000       -      -
BENNETT ENVIRONMENTAL INC           COM          081906-10-9     248     50,000 SHS    SOLE              50,000       -      -
BIOVERIS CORP                       COM          090676-10-7   1,729    278,414 SHS    SOLE             278,414       -      -
BP PLC SPONS ADR                  SPON ADR       055622-10-4   4,085     71,000 SHS    SOLE              71,000       -      -
CARE CONCEPTS I INC             COM PAR.0001NW   141637-60-3   3,250  3,250,000 SHS    SOLE           3,250,000       -      -
CARNIVAL CORP CVT               DBCV 1.132%4/2   143658-AV-4   1,944  2,500,000 NOTE   SOLE                   -       -      -
CARNIVAL CORP                    PAIRED CTF      143658-30-0   4,523     95,650 SHS    SOLE              95,650       -      -
CHEVRONTEXACO CORP                  COM          166764-10-0   2,146     40,000 SHS    SOLE              40,000       -      -
CIA VALE DO RIO DOCE - SP ADR    SP ADR PFD      204412-10-0   4,603    239,100 SHS    SOLE             239,100       -      -
CINERGY CORP                        COM          172474-10-8   3,184     80,400 SHS    SOLE              80,400       -      -
CISCO SYSTEMS                       COM          17275R-10-2     979     54,064 SHS    SOLE              54,064       -      -
COHEN & STEERS PREM INC RLTY        COM          19247V-10-4     924     48,700 SHS    SOLE              48,700       -      -
COMVERSE TECHNOLOGY INC         COM PAR $0.10    205862-40-2   1,887    100,200 SHS    SOLE             100,200       -      -
CONOCOPHILLIPS                      COM          20825C-10-4   1,243     15,000 SHS    SOLE              15,000       -      -
CONSECO INC                         COM          208464-88-3   7,064    400,000 SHS    SOLE             400,000       -      -
COUNTRYWIDE FINANCIAL               NOTE 2/0     222372-AE-4  36,778 20,000,000 NOTE   SOLE                   -       -      -
DDI CORP                        COM PAR $.001    233162-30-4   1,404    276,950 SHS    SOLE             276,950       -      -
DICKS SPORTING GOODS            NOTE 1.606%2/1   253393-AB-8   3,954  5,000,000 NOTE   SOLE                   -       -      -
DISNEY WALT CO                      COM          254687-10-6  36,484  1,617,900 SHS    SOLE           1,617,900       -      -
DOMINION RESOURCES INC/VA           COM          25746U-10-9   2,023     31,000 SHS    SOLE              31,000       -      -
DTE ENERGY CO                       COM          233331-10-7   2,742     65,000 SHS    SOLE              65,000       -      -
EDISON INTERNATIONAL                COM          281020-10-7     265     10,000 SHS    SOLE              10,000       -      -
EL PASO CORP                        COM          28336L-10-9     873     95,000 PUT    SOLE              95,000       -      -
EL PASO ELECTRIC CO                 COM          283677-85-4     804     50,000 SHS    SOLE              50,000       -      -
ELECTRONICS FOR IMAGING         DBCV 1.5% 6/0    286082-AA-0   2,396  2,500,000 NOTE   SOLE                   -       -      -
ENTERGY CORP                        COM          29364G-10-3   5,152     85,000 SHS    SOLE              85,000       -      -
EXELON CORP                         COM          30161N-10-1   2,752     75,000 SHS    SOLE              75,000       -      -
EXIDE TECHNOLOGIES INC              COM          302051-20-6  24,536  1,548,008 SHS    SOLE           1,548,008       -      -
EXXON MOBIL CORP                    COM          30231G-10-2   4,205     87,000 SHS    SOLE              87,000       -      -
FIRSTENERGY CORP                    COM          337932-10-7   1,438     35,000 SHS    SOLE              35,000       -      -
FPL GROUP INC                       COM          302571-10-4     273      4,000 SHS    SOLE               4,000       -      -
GENERAL MOTORS B                DEB SR CONV B    370442-73-3     963     40,000 SHS    SOLE              40,000       -      -
GENERAL MOTORS                  DEB SR CV C 33   370442-71-7   1,128     40,000 SHS    SOLE              40,000       -      -
GREENPOINT FINANCIAL CORP           COM          395384-10-0  66,730  1,427,840 SHS    SOLE           1,427,840       -      -
HAYES LEMMERZ INTL INC              COM          420781-30-4   2,937    289,100 SHS    SOLE             289,100       -      -
INTERCEPT INC                       COM          45845L-10-7  12,666    676,238 SHS    SOLE             676,238       -      -
INTERGRATED ELECTRICAL SERVICES     COM          45811E-10-3     100     20,700 SHS    SOLE              20,700       -      -
INVERSESK RESH GROUP INC            COM          461238-10-7  38,382  1,040,440 SHS    SOLE           1,040,440       -      -
JUNIPER NETWORKS                    COM          48203R-10-4     628     26,596 SHS    SOLE              26,596       -      -
LEAR CORP                           NOTE 2/2     521865-AG-0   1,258  2,500,000 NOTE   SOLE                   -       -      -
LIBERTY MEDIA CORP-A              COM SER A      530718-10-5   7,987    915,888 SHS    SOLE             915,888       -      -
LOWES COMPANIES                 NOTE 0.861%10/1  548661-CG-0   5,109  5,000,000 NOTE   SOLE                   -       -      -
LUCENT TECHNOLOGIES INC         SDCV 8.00% 8/0   549463-AK-3   5,424  5,000,000 NOTE   SOLE                   -       -      -
LUCENT TECHNOLOGIES                 COM          549463-10-7     643    202,740 SHS    SOLE             202,740       -      -
MANDALAY RESORT GROUP               COM          562567-10-7 291,763  4,250,000 CALL   SOLE           4,250,000       -      -
MANDALAY RESORT GROUP               COM          562567-10-7     158      2,300 SHS    SOLE               2,300       -      -
MASCO CORP                          NOTE 7/2     574599-AW-6   2,429  5,000,000 NOTE   SOLE                   -       -      -
MAVERICK TUBE CORP              NOTE 4.00% 6/1   577914-AA-2   4,079  3,000,000 NOTE   SOLE                   -       -      -
MEDTRONIC INC                   DBCV 1.25% 9/1   585055-AB-2   2,565  2,500,000 NOTE   SOLE                   -       -      -
MERCURY INTERACTIVE CORP            NOTE 5/0     89405-AD-1   2,396   2,500,000 NOTE   SOLE                   -       -      -
MICROSOFT CORP                      COM          594918-10-4   5,212    188,493 SHS    SOLE             188,493       -      -
NATIONAL PROCESSING INC.            COM          637229-10-5   5,455    205,700 SHS    SOLE             205,700       -      -
NEWMONT MINING CORP                 COM          651639-10-6   1,821     40,000 SHS    SOLE              40,000       -      -
NEWS CORP LTD                    SP ADR PFD      652487-80-2   4,035    128,800 SHS    SOLE             128,800       -      -
NISOURCE INC                        COM          65473P-10-5     945     45,000 SHS    SOLE              45,000       -      -
NORTEL NETWORKS                     COM          656568-10-2     578    170,040 SHS    SOLE             170,040       -      -
NRG ENERGY INC                      COM          629377-50-8   4,243    157,500 SHS    SOLE             157,500       -      -
NTL INC DEL                         COM          62940M-10-4   9,311    150,000 SHS    SOLE             150,000       -      -
OGE ENERGY CORP                     COM          670837-10-3     971     38,500 SHS    SOLE              38,500       -      -
OIL SERVICE HOLDERS TRUST           DEP RCPT     678002-10-6   1,634     20,000 SHS    SOLE              20,000       -      -
OPEN TEXT CORP                      COM          683715-10-6      42      2,449 SHS    SOLE               2,449       -      -
PEP BOYS MANNY MOE & JACK      NOTE 4.25% 6/0    713278-AP-4   3,961  4,000,000 NOTE   SOLE                   -       -      -
PETRO CANADA                        COM          71644E-10-2   3,896     75,000 SHS    SOLE              75,000       -      -
PG&E CORP                           COM          693331C-10-8  4,560    150,000 SHS    SOLE             150,000       -      -
PLACER DOME INC                     COM          725906-10-1   1,292     65,000 SHS    SOLE              65,000       -      -
PPL CORPORATION                     COM          69351T-90-6   4,718    100,000 SHS    SOLE             100,000       -      -
PRIMUS TELECOM                      COM          741929-10-3      74     50,000 SHS    SOLE              50,000       -      -
QWEST COMMUNICATIONS                COM          749121-10-9     999    300,000 SHS    SOLE             300,000       -      -
RITE AID CORP                  NOTE 4.75%12/0    767754-BA-1   4,009  4,000,000 NOTE   SOLE                   -       -      -
SEMPRA ENERGY                       COM          816851-10-9   1,267     35,000 SHS    SOLE              35,000       -      -
SERACARE LIFE SCIENCES INC          COM          81747Q-10-0     510     50,000 SHS    SOLE              50,000       -      -
SERENA SOFTWARE INC                 COM          817492-10-1  13,450    803,969 SHS    SOLE             803,969       -      -
SUNTRUST BANKS INC                  COM          867914-10-3  61,476    873,114 SHS    SOLE             873,114       -      -
TELEWEST GLOBAL INC                 COM          87956T-10-7   2,944    253,319 SHS    SOLE             253,319       -      -
TEXAS PETRO CHEMICAL           NOTE 7.25% 4/3    882651-AB-8  23,021 19,184,000 NOTE   SOLE                   -       -      -
TITAN CORP                          COM          888266-10-3   2,705    193,665 SHS    SOLE             193,665       -      -
TXU CORP                            COM          873168-10-8   2,636     55,000 SHS    SOLE              55,000       -      -
UTSTARCOM INC                  NOTE 0.875%3/0    918076-AB-6   4,011  4,000,000 NOTE   SOLE                   -       -      -
WHEATON RIVER  MINERALS       W EXP 05/30/200    962902-14-4   2,103  1,101,300 WTS    SOLE           1,101,300       -      -
WHEATON RIVER MINERALS        W EXP 05/30/200    962902-17-7   4,426  2,317,800 WTS    SOLE           2,317,800       -      -

                                               Value Total  $800,395

                                               Entry Total:     89